Income Taxes - Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating losses	$ 266	$ 238
Section 163(j) interest limitation	231	200
Italian goodwill tax step-up	110	109
Provisions not currently deductible for tax purposes	76	150
Lease liabilities	56	63
Jackpot timing differences	27	30
Depreciation and amortization	83	63
Inventory reserves	4	5
Other	98	73
Gross deferred tax assets	952	930
Valuation allowance	(518)	(430)	$ (412)	$ (284)
Deferred tax assets, net of valuation allowance	433	500
Deferred tax liabilities:
Acquired intangible assets	410	446
Depreciation and amortization	156	156
Italian goodwill equity reserve liability	104	99
Lease right-of-use assets	50	57
Other	7	8
Total deferred tax liabilities	727	767
Net deferred income tax liability	(294)	(267)
Deferred income taxes - non-current asset	50	38
Deferred income taxes - non-current liability	$ (344)	$ (305)